Pensions and other post-retirement benefit obligations - Schedule of changes in restrictions on asset recognised (Details) - GBP (£) £ in Millions	6 Months Ended
	Sep. 30, 2026	Sep. 30, 2025
Changes in restrictions on asset recognised [Roll Forward]
Opening restrictions on asset recognised at 1 April	£ (244)
Closing restrictions on asset recognised at 30 September	(492)
Post-employment medical defined benefit plans | US
Changes in restrictions on asset recognised [Roll Forward]
Opening restrictions on asset recognised at 1 April	(244)	£ (77)
Interest on restrictions on asset recognised	(9)	(5)
Other change in restrictions on asset recognised	(238)	(140)
Exchange adjustment on restrictions on asset recognised	(1)	1
Closing restrictions on asset recognised at 30 September	£ (492)	£ (221)